Customer deposits - Schedule of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits
Demand deposits	$ 698,570	$ 440,029
Time deposits	5,905,646	4,972,695
Deposits	6,604,216	5,412,724
Interest payable	36,074	49,177
Customer deposits	$ 6,640,290	$ 5,461,901